INVESTMENTS (Details Narrative)	Mar. 10, 2021 CAD ($) $ / shares shares
Number of shares purchased | shares	1,428,571
Number of shares purchased, value | $	$ 500,000
warrant, exercise price | $ / shares	$ 0.50
Warrants expiration date	Mar. 17, 2023